Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

During January through April 2, 2012, the institutional investor under the Company’s May 2011 agreement purchased 1,989,849 shares of common stock for proceeds of $3,199,998 with $200,000 settling April 2, 2012. The Company issued 48,271 shares of common stock as additional commitment fee, valued at $101,836, fair value, leaving 250,371 in reserve for additional commitment fees.

During January 2012, warrants to purchase 40,000 shares of common stock were exercised with total proceeds of $50,000.

During January 2012, options to purchase 250,000 shares of common stock were exercised with total proceeds of $162,500.

During February 2012, the Company issued 1,406 shares of common stock to a director serving as a member of the Company’s Operations Committee valued at $1,607, fair value.

During February 2012, warrants to purchase 20,000 shares of common stock were exercised with total proceeds of $6,900.